Schedule of Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Research and development expense	$ 2,979	$ 3,569	$ 12,995
Chemistry And Formulation Studies [Member]
Research and development expense	696	573	2,448
Salaries [Member]
Research and development expense	982	676	1,692
Stock Based Compensation [Member]
Research and development expense	112	243	383
Research And Preclinical Studies [Member]
Research and development expense	255	460	1,346
Clinical Studies [Member]
Research and development expense	291	616	6,532
Regulatory And Other Expenses [Member]
Research and development expense	$ 643	$ 1,001	$ 594